Warrant Liabilities - Additional Information (Detail)				3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 17, 2022 $ / shares shares	Nov. 29, 2021 CAD ($) shares	Aug. 13, 2021 $ / shares shares	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($)	Jun. 30, 2022 $ / shares	Jun. 30, 2022 CAD ($) $ / shares Dividends yr	Dec. 31, 2021 USD ($)		Nov. 29, 2021 USD ($) $ / shares	Aug. 13, 2021 CAD ($)
Disclosure of financial liabilities [line items]
Warrant liability | $								$ 718,092
Warrants exercised during period | shares				0	0
Warrants [Member]
Disclosure of financial liabilities [line items]
Warrant liability								552,250	$ 552,250
Warrants [Member] | Warrant Liability Related To ATB Financial [Member]
Disclosure of financial liabilities [line items]
Warrants issued during period | shares	183,486
Warrants exercise price | $ / shares	$ 5.45
Warrants Maturity	maturing one year from date of issuance
Financial liabilities, at fair value | $						$ 195,066
Warrants [Member] | 2021 Debentures [Member]
Disclosure of financial liabilities [line items]
Warrants issued during period | shares			2,107,787		2,107,787
Warrants exercise price | $ / shares			$ 6.87				$ 6.87
Warrants Maturity			August 2024
Financial liabilities, at fair value | $						1,868,541		$ 367,019				$ 5,947,689
Gains on change in fair value of derivatives | $				$ 853,068	$ 1,509,069	$ 4,177,825
Warrants maturity date			Aug. 13, 2024
Warrants [Member] | 2021 Debentures [Member] | Fair Value Per Warrant Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities						0.89 [1]		0.17	0.89	[1]		2.82	[1]
Warrants [Member] | 2021 Debentures [Member] | Share Price Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities | $ / shares								4.05
Warrants [Member] | 2021 Debentures [Member] | Canadian Dollar Equivalent Exercise Price of Warrant Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities | $ / shares								8.87
Warrants [Member] | 2021 Debentures [Member] | Risk Free Rate Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities						0.88		0.0293	0.88			0.43
Warrants [Member] | 2021 Debentures [Member] | Expected Life Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities						2.62		2.1	2.62			3
Warrants [Member] | 2021 Debentures [Member] | Historical volatility for shares, measurement input [member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities						45		0.43	45			71.5
Warrants [Member] | 2021 Debentures [Member] | Expected Dividend Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities | Dividends								0
Warrants [Member] | US$ equity financing [Member]
Disclosure of financial liabilities [line items]
Warrants issued during period | shares		2,415,000			2,415,000
Warrants exercise price | $ / shares							$ 4.75				$ 4.75
Warrants Maturity		mature five years after issuance
Financial liabilities, at fair value		$ 5,302,004				$ 6,106,596		$ 2,650,624			$ 4,158,396
Gains on change in fair value of derivatives | $				$ 1,652,742	$ 3,490,011
Warrants maturity date		Nov. 29, 2026
Warrants [Member] | US$ equity financing [Member] | Fair Value Per Warrant Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities		2.19				2.53	0.85	1.1	2.53		2.19
Warrants [Member] | US$ equity financing [Member] | Risk Free Rate Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities						1.25			1.25			1.18
Warrants [Member] | US$ equity financing [Member] | Expected Life Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities		5				4.92			4.92		5
Warrants [Member] | US$ equity financing [Member] | Historical volatility for shares, measurement input [member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities						45			45			45

[1]	Considers a liquidity discount of 20% in determining the fair value per warrant as these warrants are not publicly traded.